Income Taxes - Income Taxes Recognized Directly in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Excess tax deductions related to share-based payments	$ (998)	$ (1,260)	$ (685)
Excess tax deductions related to share-based payments	807	46	(1,135)
Total income tax recognized directly in equity	$ (191)	$ (1,214)	$ (1,820)